34) Insurance technical provisions and pension plans (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Insurance Technical Provisions And Pension Plans Details 3Abstract
At the beginning of the year	R$ 29,983,376	R$ 27,272,042
(-) DPVAT insurance	(559,843)	(602,842)
Subtotal at beginning of the year	29,423,533	26,669,200
Additions, net of reversals	37,778,695	31,792,068
Payment of claims, benefits and redemptions	(33,359,738)	(29,523,868)
Adjustment for inflation and interest	870,195	482,598
Constitution of judicial provision	29,288	3,535
Subtotal at end of the period	34,741,973	29,423,533
(+) DPVAT insurance	2,423	559,843
At the end of the year	R$ 34,744,396	R$ 29,983,376